Related Party Transactions (Detail) (USD $)	3 Months Ended				6 Months Ended	0 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Jun. 30, 2014	Jun. 30, 2014 Wexford [Member] Advisory Services Agreement [Member]	Dec. 31, 2013 Diamondback E&P LLC [Member] Shared Service Agreement [Member]	Jun. 30, 2014 Diamondback E&P LLC [Member] Shared Service Agreement [Member]	Jun. 22, 2014 Diamondback E&P LLC [Member] Predecessor [Member] Shared Service Agreement [Member]
Related Party Transaction [Line Items]
Advisory services agreement, annual fee						$ 500,000
Term of advisory services agreement						2 years
Renewal term of advisory services agreement						1 year
Minimum period for cancellation of additional one-year periods						10 days
Agreement termination, written notice period						30 days
Monthly expense for transaction with related party									26,000
Incurred costs for transactions with related party	78,000	[1]	87,000	[1]	156,000 [1]		87,000
Amounts owed to related party	$ 607,000		$ 9,779,000	[1]	$ 607,000		$ 87,000	$ 607,000

[1]	See Note 1 for information regarding the basis of financial statement presentation.